Disclosures About the Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Estimated Fair Value of Financial Instruments

	Millions of Yen				Thousands of U.S. Dollars
	2010		2011		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Investment securities	¥49,049	¥49,049	¥48,909	¥48,909	$589,265	$589,265
Installment loans	67,505	68,739	72,634	73,769	875,108	888,783
Long-term indebtedness	(514,718)	(501,311)	(479,422)	(475,116)	(5,776,169)	(5,724,289)
Interest rate swap agreements, net	(2,685)	(2,685)	(2,931)	(2,931)	(35,313)	(35,313)
Foreign currency contracts, net	(4,067)	(4,067)	(2,067)	(2,067)	(24,904)	(24,904)
Foreign currency options, net	(298)	(298)	(44)	(44)	(530)	(530)